CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,375,324)	$ (895,168)	$ (2,119,706)	$ (1,045,749)	$ (13,475,848)	$ (14,851,172)
Adjustments to reconcile Net Loss to net cash used in operations:
Gain on option payments received – non-cash	0	0	(25,050)	0	(135,985)	(135,985)
Gain on sale of claims	(58,499)	0	(4,500)	(73,500)	(182,834)	(241,333)
Gain on sale of claims – non-cash	(55,000)	0	0	0	0	(55,000)
Common Stock issued for services	0	4,000	10,660	3,000	5,123,677	5,123,677
Common Stock issued to director for services	0	0	0	10,000	10,000	10,000
Common Stock issued for mining exploration stage property	0	0	0	0	351,400	351,400
Warrants issued to modify payment terms of note	0	175,047	175,047	0	175,047	175,047
Preferred Stock issued for bonus	0	0	0	0	253,785	253,785
Loss on conversion of debt and deferred compensation	0	0	0	0	2,150,513	2,150,513
Loss on AFS securities “other than temporary”	0	0	0	0	106,985	106,985
Loss on settlement - Common Shares issued	0	0	0	62,095	62,095	62,095
Bad debt expense	0	0	0	29,018	48,167	48,167
Gain realized on transfer of AFS – securities	0	0	0	0	(9,875)	(9,875)
Amortization of discount on debt	155,182	128,369	356,552	138,475	575,958	731,140
Amortization of deferred financing cost	16,540	0	15,639	0	15,639	32,179
Amortization of gold advances discount	1,913	0	0	0	0	1,913
Change in derivative liability	576,640	0	386,833	0	386,833	963,473
Common Stock issued as interest on loan	0	0	0	0	1,500	1,500
Depreciation Expense	48,120	52,370	98,673	60,560	159,233	207,353
Accretion Expense	163	203	513	243	756	919
Impairment Expense	0	0	5,341	124,343	145,995	145,995
Extension Expense for Ruby mortgage	160,000	0	0	0	0	160,000
Changes in operating assets and liabilities:
Accounts receivable	0	982	982	(30,000)	(29,018)	(29,018)
Prepaid Expenses	0	0	0	9,910	9,910	9,910
Other assets	(3,218)	(14,380)	1,376	0	1,376	(1,842)
Accrued expenses – related party	63,000	44,000	100,000	136,030	1,200,593	1,263,593
Accrued expenses	15,808	11,359	54,149	0	54,149	69,957
Accounts Payable	(26,608)	38,694	50,675	0	50,675	24,067
Other current assets	0	0	0	(257)	(29,316)	(29,316)
Net Cash Used in Operating Activities	(481,283)	(454,524)	(892,816)	(575,832)	(2,978,590)	(3,459,873)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets	0	0	0	(12,459)	(12,459)	(12,459)
Cash received from sales of claims	48,664	0	14,335	73,500	192,669	241,333
Cash paid for claims acquired	0	0	0	0	(16,311)	(16,311)
Cash paid for Ruby Purchase	0	0	0	(277,006)	(361,093)	(361,093)
Cash paid for purchase of Taber Mine Option	0	0	0	(4,000)	(4,000)	(4,000)
Net Cash Provided by/Used in Investing Activities	48,664	0	14,335	(219,965)	(201,194)	(152,530)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of redeemable common stock	197,000	116,964	201,464	90,000	291,464	488,464
Proceeds from sale of common stock	0	0	0	767,000	1,522,700	1,522,700
Advances - Gold	150,000	0	0	0	0	150,000
Cash paid for deferred financing costs	(13,850)	0	0	0	0	(38,350)
Deferred Financing Costs	0	0	(24,500)	0	(24,500)	0
Contributions from related party	0	0	0	0	244,994	244,994
Warrants exercised, shares not yet issued	0	0	0	25,000	25,000	25,000
Debt Repayments	(146,242)	(31,940)	(114,363)	(103,315)	(217,678)	(363,920)
Shares re-purchased and retired	0	0	0	0	(2,000)	(2,000)
Borrowings on convertible debt	341,097	350,000	728,000	100,000	1,381,812	1,722,909
Net Cash Provided by Financing Activities	528,005	435,024	790,601	878,685	3,221,792	3,749,797
Net cash increase (decrease) for period	95,386	(19,500)	(87,880)	82,888	42,008	137,394
Cash at beginning of period	42,008	129,888	129,888	47,000	0	0
Cash at end of period	137,394	110,388	42,008	129,888	42,008	137,394
Supplementary Cash Flow Information:
Cash Paid for Interest	0	0	0	0	0	0
Cash Paid for Taxes	0	0	0	0	0	0
Non-Cash Investing & Financing Activities:
Common Stock issued For conversion of preferred shares	0	0	0	0	2,400	2,400
Common Stock issued For conversion of debt and accrued salary	0	0	0	0	253,912	253,912
Warrants issued for purchase option - Ruby Mine	0	0	0	219,941	369,837	369,837
Term extension of Ruby Mine warrants	0	0	0	2,519	2,519	2,519
Stock Issued for purchase option - Ruby Mine	0	0	0	0	150,000	150,000
Discount from beneficial conversion feature and warrants attached to convertible notes payable	0	321,022	321,002	70,568	177,974	498,976
Transfer of available for sale securities to relieve accrued salary	0	0	0	0	12,838	12,838
Accrued salary relieved for shares issued	0	0	0	179,999	279,999	279,999
Common and preferred shares issued as founders shares	0	0	0	0	3,040	3,040
Capitalized costs for Ruby Mine purchase option transferred to fixed assets and mineral assets upon acquisition	0	0	0	801,442	801,442	801,442
Note payable for Ruby Mine acquisition	0	0	0	1,990,000	1,990,000	1,990,000
Liabilities assumed with Ruby Mine acquisition	0	0	0	174,118	174,118	174,118
Revision to Asset Retirement Obligation	0	76	76	166,714	166,790	166,790
Common stock issued for conversion of convertible debt	132,826	0	0	173,852	173,852	306,678
Common stock issued for stock payable	0	0	25,000	0	25,000
Equity draw on redeemable common stock applied towards note principal owed	0	25,336	25,536	0	25,536	25,536
Common Stock issued for deferred financing costs	0	0	5,610	0	5,610	5,610
Debt discount due to derivative liability	148,713	0	159,789	0	136,207	284,920
Cancellation of preferred shares	0	0	100	0	100	100
Settlement of Derivative liability	122,291	0	49,795	0	49,795	172,086
Discount on gold advance	16,667	0	0	0	0	16,667
Unrealized gain/(loss) on AFS	2,450	0	12,500	0	12,500	(10,050)
Accretion on Discount of Redeemable Common Stock	14,701	21,442	29,516	0	29,516	44,217
Excess Cash Received Compared to Redeemable Common Stock	0	0	0	974	974	974
Interest on Redeemable Common Stock	$ 21,298	$ 7,978	$ 22,701	$ 247	$ 22,948	$ 44,246